Liability For Pension and Other Retirement Benefits (Details 12) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Amortized estimated actuarial loss and prior service cost from accumulated other comprehensive income loss into net periodic cost over the next fiscal year
Actuarial loss	$ 2,096	¥ 174,000
Prior service cost	$ 783	¥ 65,000